Related Party Transactions and Balances - Schedule of Amounts Due to Related Party (Details) - Related Party [Member] - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Amounts due to related parties
Amounts due to related parties	$ 57	$ 62,120
Amounts due from related parties
Amounts due from related parties	992,907
Zhen Fan [Member]
Amounts due to related parties
Amounts due to related parties		6,187
Amounts due from related parties
Amounts due from related parties	992,907
Lei Xu [Member]
Amounts due to related parties
Amounts due to related parties	$ 57	$ 55,933